Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Employee Benefits

We maintain a number of active defined contribution retirement plans for our employees. The majority of our defined benefit plans are frozen. As a result, no new employees will be permitted to enter these plans and no additional benefits for current participants in the frozen plans will be accrued.

We have supplemental benefit plans that provide senior management with supplemental retirement, disability and death benefits. Certain supplemental retirement benefits are based on final monthly earnings. In addition, we sponsor voluntary 401(k) plans under which we may match employee contributions up to certain levels of compensation as well as profit-sharing plans under which we contribute a percentage of eligible employees' compensation to the employees' accounts.

We also provide certain medical, dental and life insurance benefits for active and retired employees and eligible dependents. The medical and dental plans and supplemental life insurance plan are contributory, while the basic life insurance plan is noncontributory. We currently do not prefund any of these plans.

We recognize the funded status of our defined benefit retirement and postretirement plans in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive loss, net of taxes. The amounts in accumulated other comprehensive loss represent unrecognized actuarial losses and unrecognized prior service costs. These amounts will be subsequently recognized as net periodic pension cost pursuant to our accounting policy for amortizing such amounts.

As discussed in our Form 10-K, we changed certain discount rate assumptions and our expected return on assets assumption for our retirement plans, which became effective on January 1, 2015. In addition, we updated the assumed mortality rates to reflect life expectancy improvements. The effect of the assumption changes for the three and six months ended June 30, 2015 resulted in an increase in pre-tax retirement expense of approximately $8 million and $16 million, respectively.

In the first six months of 2015, we contributed $11 million to our retirement plans and expect to make additional required contributions of approximately $4 million to our retirement plans during the remainder of the year. We may elect to make additional non-required contributions depending on investment performance and the pension plan status in the second half of 2015.

Employee Benefits

We maintain a number of active defined contribution retirement plans for our employees. The majority of our defined benefit plans are frozen. As a result, no new employees will be permitted to enter these plans and no additional benefits for current participants in the frozen plans will be accrued.

We also have supplemental benefit plans that provide senior management with supplemental retirement, disability and death benefits. Certain supplemental retirement benefits are based on final monthly earnings. In addition, we sponsor voluntary 401(k) plans under which we may match employee contributions up to certain levels of compensation as well as profit-sharing plans under which we contribute a percentage of eligible employees' compensation to the employees' accounts.

We also provide certain medical, dental and life insurance benefits for active and retired employees and eligible dependents. The medical and dental plans and supplemental life insurance plan are contributory, while the basic life insurance plan is noncontributory. We currently do not prefund any of these plans.

We recognize the funded status of our retirement and postretirement plans in the consolidated balance sheets, with a corresponding adjustment to accumulated other comprehensive income, net of taxes. The amounts in accumulated other comprehensive income represent net unrecognized actuarial losses and unrecognized prior service costs. These amounts will be subsequently recognized as net periodic pension cost pursuant to our accounting policy for amortizing such amounts.

As part of the sale of McGraw Hill Construction and MHE, described further in Note 2 – Acquisitions and Divestitures, we retained the benefit obligations and plan assets related to McGraw Hill Construction and MHE; however, the benefit cost for periods presented is bifurcated between continuing and discontinued operations.

Benefit Obligation

A summary of the benefit obligation and the fair value of plan assets, as well as the funded status for the retirement and postretirement plans as of December 31, is as follows (benefits paid in the table below include only those amounts contributed directly to or paid directly from plan assets):

(in millions)	Retirement Plans		Postretirement Plans
	2014	2013	2014	2013
Net benefit obligation at beginning of year	$2,004	$2,171	$103	$129
Service cost	5	10	1	2
Interest cost	99	91	4	5
Plan participants’ contributions	—	—	4	4
Actuarial loss (gain)	504	(178)	5	(13)
Gross benefits paid	(125)	(77)	(13)	(13)
Foreign currency effect	(25)	8	—	—
Curtailment [1]	—	(26)	—	(11)
Other adjustments	—	5	(8)	—
Net benefit obligation at end of year	2,462	2,004	96	103
Fair value of plan assets at beginning of year	2,088	1,851	—	—
Actual return on plan assets	270	281	—	—
Employer contributions	22	27	9	9
Plan participants’ contributions	—	—	4	4
Gross benefits paid	(125)	(77)	(13)	(13)
Foreign currency effect	(19)	6	—	—
Fair value of plan assets at end of year	2,236	2,088	—	—
Funded status	$(226)	$84	$(96)	$(103)
Amounts recognized in consolidated balance sheets:
Non-current assets	$28	$261	$—	$—
Current liabilities	(8)	(7)	(9)	(9)
Non-current liabilities	(246)	(170)	(87)	(94)
	$(226)	$84	$(96)	$(103)
Accumulated benefit obligation	$2,440	$2,004
Plans with accumulated benefit obligation in excess of the fair value of plan assets:
Projected benefit obligation	$2,046	$176
Accumulated benefit obligation	$2,024	$158
Fair value of plan assets	$1,792	$—
Amounts recognized in accumulated other comprehensive loss, net of tax:
Net actuarial loss (gain)	$452	$227	$(8)	$(11)
Prior service credit	1	1	(5)	(1)
Total recognized	$453	$228	$(13)	$(12)

[1]
The curtailment gain for our retirement plans in 2013 relates to a freeze of pension accruals for MHE employees as well as all remaining active employees in the United Kingdom ("U.K."). The curtailment gain for our postretirement plans relates to the sale of MHE on March 22, 2013.

The actuarial loss included in accumulated other comprehensive loss for our retirement plans and expected to be recognized in net periodic pension cost during the year ending December 31, 2015 is $21 million. There is no prior service credit included in accumulated other comprehensive loss for our retirement plans expected to be recognized in net periodic benefit cost during the year ending December 31, 2015.

There is no actuarial loss and an immaterial amount of prior service credit included in accumulated other comprehensive loss for our postretirement plans expected to be recognized in net periodic benefit cost during the year ending December 31, 2015.

Net Periodic Cost

For purposes of determining annual pension cost, prior service costs are being amortized straight-line over the average expected remaining lifetime of plan participants expected to receive benefits.

A summary of net periodic benefit cost for our retirement and postretirement plans for the years ended December 31, is as follows:

(in millions)	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Service cost	$5	$10	$24	$1	$2	$3
Interest cost	99	91	93	4	5	5
Expected return on assets	(138)	(129)	(124)	—	—	—
Amortization of:
Actuarial loss (gain)	11	26	32	(1)	—	—
Prior service cost (credit)	—	5	(1)	—	(1)	(1)
Curtailment [1]	—	(8)	—	(1)	(12)	—
Net periodic benefit cost	$(23)	$(5)	$24	$3	$(6)	$7

[1]
The curtailment gain for our retirement plans in 2013 relates to a freeze of pension accruals for MHE employees as well as all remaining active employees in the United Kingdom ("U.K."). The curtailment gain for our postretirement plans in 2014 is a result of plan changes effective October 31, 2014 eliminating retiree medical and life insurance benefits for active employees not retiring by July 1, 2016. The curtailment gain for our postretirement plans in 2013 relates to the sale of MHE on March 22, 2013.

Our U.K. retirement plan accounted for a benefit of $8 million in 2014, $10 million in 2013, including the $8 million curtailment gain discussed above, and $3 million in 2012 of the net periodic benefit cost attributable to the funded plans.

Other changes in plan assets and benefit obligations recognized in other comprehensive income, net of tax for the years ended December 31, are as follows:

(in millions)	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Net actuarial loss (gain)	$232	$(213)	$116	$3	$(8)	$2
Recognized actuarial (gain) loss	(7)	(15)	(20)	1	—	—
Prior service cost (credit)	—	5	2	(5)	—	1
Total recognized	$225	$(223)	$98	$(1)	$(8)	$3

The total cost for our retirement plans was $81 million for 2014, $96 million for 2013 and $129 million for 2012. Included in the total retirement plans cost are defined contribution plans cost of $74 million for 2014, $75 million for 2013 and $86 million for 2012.

Assumptions

	Retirement Plans			Postretirement Plans
	2014	2013	2012	2014	2013	2012
Benefit obligation:
Discount rate	4.15%	5.00%	4.10%	3.60%	4.20%	3.45%
Net periodic cost:
Weighted-average healthcare cost rate [1]				7.0%	7.0%	7.5%
Discount rate - U.S. plan [2]	5.0%	4.1%	5.1%	4.125%	3.45%	4.45%
Discount rate - U.K. plan [2]	4.5%	4.8%	5.1%
Compensation increase factor - U.S. plan	N/A	N/A	4.5%
Compensation increase factor - U.K. plan	N/A	5.75%	5.85%
Return on assets [3]	7.125%	7.25%	7.75%

[1]
The assumed weighted-average healthcare cost trend rate will decrease ratably from 7% in 2014 to 5% in 2020 and remain at that level thereafter. Assumed healthcare cost trends have an effect on the amounts reported for the healthcare plans. A one percentage point change in assumed healthcare cost trend creates the following effects:

(in millions)	1% point increase	1% point decrease
Effect on postretirement obligation	$5	$(4)

[2]
Effective January 1, 2015, we changed our discount rate assumption on our U.S. retirement plans to 4.15% from 5.0% in 2014 and changed our discount rate assumption on our U.K. plan to 3.8% from 4.5% in 2014.

[3]
The expected return on assets assumption is calculated based on the plan’s asset allocation strategy and projected market returns over the long-term. Effective January 1, 2015, we changed our return on assets assumption to 6.25% from 7.125% for the U.S. plan in 2014 and to 6.25% from 6.75% for the U.K. plan in 2014.

In addition to the assumptions in the above table, assumed mortality is also a key assumption in determining benefit obligations. At December 31, 2014, the Company updated the assumed mortality rates to reflect life expectancy improvements.

Cash Flows

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was enacted. The Act established a prescription drug benefit under Medicare, known as “Medicare Part D”, and a federal subsidy to sponsors of retiree healthcare benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. Our benefits provided to certain participants are at least actuarially equivalent to Medicare Part D, and, accordingly, we are entitled to a subsidy.

Expected employer contributions in 2015 are $15 million for our retirement plans and $10 million for our postretirement plans. In 2015, we may elect to make additional non-required contributions depending on investment performance and the pension plan status. Information about the expected cash flows for our retirement and postretirement plans and the impact of the Medicare subsidy is as follows:

(in millions)		Postretirement Plans [2]
	Retirement [1] Plans	Gross payments	Retiree contributions	Medicare subsidy	Net payments
2015	$84	$15	$(5)	$(1)	$9
2016	88	15	(5)	(1)	9
2017	92	15	(5)	(1)	9
2018	96	15	(5)	(1)	9
2019	100	14	(5)	(1)	8
2020-2024	553	52	(15)	(3)	34

[1]	Reflects the total benefits expected to be paid from the plans or from our assets including both our share of the benefit cost and the participants’ share of the cost.

[2]	Reflects the total benefits expected to be paid from our assets.

Fair Value of Plan Assets

In accordance with authoritative guidance for fair value measurements certain assets and liabilities are required to be recorded at fair value. Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value hierarchy has been established which requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value of our defined benefit plans assets as of December 31, 2014 and 2013, by asset class is as follows:

(in millions)	December 31, 2014
	Total	Level 1	Level 2	Level 3
Cash and short-term investments	$176	$17	$159	$—
Equities:
U.S. indexes [1]	293	88	205	—
U.S. growth and value	204	147	57	—
U.K.	67	56	11	—
International, excluding U.K.	139	42	97	—
Fixed income:
Long duration strategy [2]	1,165	—	1,165	—
Intermediate duration securities	25	—	25	—
Agency mortgage backed securities	6	—	6	—
Asset backed securities	18	—	18	—
Non-agency mortgage backed securities [3]	37	—	37	—
U.K. [4]	7	—	7	—
International, excluding U.K.	85	—	85	—
Other	14	—	14	—
Total	$2,236	$350	$1,886	$—

(in millions)	December 31, 2013
	Total	Level 1	Level 2	Level 3
Cash, short-term investments, and other	$68	$20	$48	$—
Equities:
U.S. indexes [1]	514	145	369	—
U.S. growth and value	373	325	48	—
U.K.	183	101	82	—
International, excluding U.K.	227	131	96	—
Fixed income:
Long duration strategy [2]	517	—	517	—
Intermediate duration securities	11	—	11	—
Agency mortgage backed securities	7	—	7	—
Asset backed securities	16	—	16	—
Non-agency mortgage backed securities [3]	45	—	45	—
U.K. [4]	66	—	66	—
International, excluding U.K.	61	—	61	—
Total	$2,088	$722	$1,366	$—

[1]	Includes securities that are tracked in the following indexes: S&P 500, S&P MidCap 400, S&P MidCap 400 Growth and S&P Smallcap 600.

[2]	Includes securities that are investment grade obligations of issuers in the U.S.

[3]	Includes U.S. mortgage-backed securities that are not backed by the U.S. government.

[4]	Includes securities originated by the government of and other issuers from the U.K.

For securities that are quoted in active markets, the trustee/custodian determines fair value by applying securities’ prices obtained from its pricing vendors. For commingled funds that are not actively traded, the trustee applies pricing information provided by investment management firms to the unit quantities of such funds. Investment management firms employ their own pricing vendors to value the securities underlying each commingled fund. Underlying securities that are not actively traded derive their prices from investment managers, which in turn, employ vendors that use pricing models (e.g., discounted cash flow, comparables). The domestic defined benefit plans have no investment in our stock, except through the S&P 500 commingled index fund.

Pension Trusts’ Asset Allocations

There are two pension trusts, one in the U.S. and one in the U.K.

•
The U.S. pension trust had assets of $1.8 billion and $1.7 billion as of December 31, 2014 and 2013, respectively, and the target allocations in 2014 include 26% domestic equities, 6% international equities, and 68% debt securities and short-term investments.

•
The U.K. pension trust had assets of $443 million and $399 million as of December 31, 2014 and 2013, respectively, and the target allocations in 2014 include 30% equities, 40% diversified growth funds and 30% fixed income.

The pension assets are invested with the goal of producing a combination of capital growth, income and a liability hedge. The mix of assets is established after consideration of the long-term performance and risk characteristics of asset classes. Investments are selected based on their potential to enhance returns, preserve capital and reduce overall volatility. Holdings are diversified within each asset class. The portfolios employ a mix of index and actively managed equity strategies by market capitalization, style, geographic regions and economic sectors. The fixed income strategies include U.S. long duration securities, opportunistic fixed income securities and U.K. debt instruments. The short-term portfolio, whose primary goal is capital preservation for liquidity purposes, is composed of government and government-agency securities, uninvested cash, receivables and payables. The portfolios do not employ any financial leverage.

U.S. Defined Contribution Plans

Assets of the defined contribution plans in the U.S. consist primarily of investment options which include actively managed equity, indexed equity, actively managed equity/bond funds, target date funds, McGraw Hill Financial common stock, stable value and money market strategies. There is also a self-directed mutual fund investment option. The plans purchased 301,924 shares and sold 629,086 shares of McGraw Hill Financial common stock in 2014 and purchased 261,672 shares and sold 1,182,318 shares of McGraw Hill Financial common stock in 2013. The plans held approximately 1.9 million shares of McGraw Hill Financial common stock as of December 31, 2014 and 2.2 million shares as of December 31, 2013, with market values of $165 million and $172 million, respectively. The plans received dividends on McGraw Hill Financial common stock of $3 million during the year ended December 31, 2014 and $3 million during the year ended December 31, 2013.